Deferred Revenues (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Revenue [Abstract]
Deferred Revenue, Beginning Balance	₩ 8,325,181	₩ 7,825,765
Increase during the current year / period	875,930	978,389
Recognized as revenue during the current year / period	(594,548)	(478,973)
Deferred Revenue, Ending Balance	₩ 8,606,563	₩ 8,325,181